UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [_]; Amendment Number:
                                              ---------
  This Amendment (Check only one.):         [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        JGD Management Corp.
Address:     767 Fifth Avenue
             17th Floor
             New York, NY 10153

Form 13F File Number: 28-05440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Adam J. Semler
Title:       Chief Financial Officer
Phone:       (212) 300-1300

Signature, Place, and Date of Signing:

   /s/ Adam J. Semler           New York, New York         August 14, 2008
-------------------------  ----------------------------    ---------------
     [Signature]                   [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:             102
                                            --------------------

Form 13F Information Table Value Total:          $4,042,900      (thousands)
                                            --------------------


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13 INFORMATION TABLE

          COLUMN 1               COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
AK STEEL HOLDING CORP              COMMON       001547108  849,399  12,310,132  SH           SOLE                 X
ALPHA NATURAL RESOURCES INC        COMMON       02076X102   83,620     801,800  SH           SOLE                 X
ANHEUSER-BUSCH COS INC             COMMON       035229103  352,720   5,678,035  SH           SOLE                 X
CALPINE CORP                       COMMON       131347304   14,488     642,181  SH           SOLE                 X
CHENIERE ENERGY PARTNERS LP        COMMON       16411Q101    1,878     206,650  SH           SOLE                 X
CITIZENS REPUBLIC BANCORP IN       COMMON       174420109   13,571   4,812,500  SH           SOLE                 X
CNH GLOBAL N.V.                    COMMON       N20935206   61,146   1,800,000  SH           SOLE                 X
COMMSCOPE INC                      COMMON       203372107   24,282     460,153  SH           SOLE                 X
CSX CORP                           COMMON       126408103   78,651   1,252,200  SH           SOLE                 X
DAIMLER A.G.                       COMMON       D1668R123    4,625      75,000  SH           SOLE                 X
DANA HOLDING CORP                  COMMON       235825205    1,141     213,275  SH           SOLE                 X
DR PEPPER SNAPPLE GROUP INC        COMMON       26138E109   33,767   1,609,480  SH           SOLE                 X
EASYLINK SERVICES INTERNATIONAL    COMMON       277858106    2,078     614,679  SH           SOLE                 X
EXELON CORP                        COMMON       30161N101    9,189     102,141  SH           SOLE                 X
EXXON MOBIL CORP                   COMMON       30231G102      382       4,339  SH           SOLE                 X
F5 NETWORKS INC                    COMMON       315616102  110,626   3,892,550  SH           SOLE                 X
FOCUS MEDIA HOLDING- ADR           COMMON       34415V109   39,357   1,419,814  SH           SOLE                 X
FPL GROUP INC                      COMMON       302571104    6,578     100,303  SH           SOLE                 X
GENERAL CABLE DEL NEW              COMMON       369300108   18,414     302,614  SH           SOLE                 X
HILLTOP HOLDINGS INC               COMMON       432748101    3,846     373,000  SH           SOLE                 X
IMMUCOR INC                        COMMON       452526106    5,435     210,000  SH           SOLE                 X
LIBERTY MEDIA CORP - ENT SER A     COMMON       53071M500   83,635   3,451,714  SH           SOLE                 X
MASTERCARD INC                     COMMON       57636Q104  260,158     979,804  SH           SOLE                 X
MIRANT CORP                        COMMON       60467R100    5,931     151,497  SH           SOLE                 X
MONSANTO CO NEW                    COMMON       61166W101    5,696      45,050  SH           SOLE                 X
MOSAIC CO                          COMMON       61945A107   51,771     357,784  SH           SOLE                 X
NII HLDGS INC                      COMMON       62913F201   54,905   1,156,140  SH           SOLE                 X
NUANCE COMMUNICATIONS INC          COMMON       67020Y100   26,694   1,703,500  SH           SOLE                 X
NVIDIA CORP                        COMMON       67066G104   10,339     552,312  SH           SOLE                 X
PETROHAWK ENERGY CORP              COMMON       716495106   21,053     454,600  SH           SOLE                 X
PRUDENTIAL FINL INC                COMMON       744320102   23,916     400,337  SH           SOLE                 X
QAD INC                            COMMON       74727D108   14,307   2,113,315  SH           SOLE                 X
QUALCOMM INC                       COMMON       747525103    7,457     168,069  SH           SOLE                 X
RESEARCH IN MOTION LTD             COMMON       760975102   65,026     556,251  SH           SOLE                 X
SHIRE PHARMACEUTICALS              COMMON       82481R106   95,395   1,941,684  SH           SOLE                 X
SINA CORP ORD                      COMMON       G81477104   14,590     342,895  SH           SOLE                 X
SLM HLDG CORP                      COMMON       78442P106  222,048  11,475,363  SH           SOLE                 X
TECO ENERGY INC                    COMMON       872375100   43,075   2,004,400  SH           SOLE                 X
THE DIRECTV GROUP INC              COMMON       25459L106  205,985   7,950,000  SH           SOLE                 X
ULTRASHORT OIL & GAS PROSHAR       COMMON       74347R586    2,537      95,000  SH           SOLE                 X
ULTRASHORT REAL ESTATE PROSH       COMMON       74347R552   11,550     110,000  SH           SOLE                 X
UNION PACIFIC CORP                 COMMON       907818108  151,200   2,002,648  SH           SOLE                 X
UNITED STATES STL CORP             COMMON       912909108  111,299     602,333  SH           SOLE                 X
W R GRACE & CO-DEL NEW             COMMON       38388F108    6,316     268,900  SH           SOLE                 X
WYETH                              COMMON       983024100   12,136     253,044  SH           SOLE                 X
CROWN CORK & SEAL INC              COMMON       228368106   28,838   1,109,565  SH           SOLE                 X
GILAT SATELLITE NETWORKS LTD       COMMON       M51474118   79,727   8,121,651  SH           SOLE                 X
KANSAS CITY SOUTHERN INDS INC      COMMON       485170302   29,583     672,483  SH           SOLE                 X
LIBERTY MEDIA HOLD - CAP SER A     COMMON       53071M302   24,814   1,723,200  SH           SOLE                 X
RCN CORP                           COMMON       749361200   87,882   8,152,281  SH           SOLE                 X
RELIANT RESOURCES INC              COMMON       75952B105    2,882     135,475  SH           SOLE                 X
SUN AMERICAN BANCORP               COMMON       86664A202    3,525   1,305,700  SH           SOLE                 X
ENTERGY CORP                       COMMON       29364G103  141,863   1,177,479  SH           SOLE                 X
ACTIVISION INC                     COMMON       004930202   25,405     745,660  SH           SOLE                 X
NEXEN INC                          COMMON       65334H102   49,935   1,250,000  SH           SOLE                 X
NATIONAL CITY CORP- RSTD           COMMON       635405103   26,101   5,760,000  SH           SOLE                 X
MYLAN INC PFD STOCK 6.50%
  11/15/10 SERIES                  PREFERRED    628530206    6,157       7,000  SH           SOLE                 X
WASHINGTON MUTUAL INC 7.75%
  SERIES R                         PREFERRED    939322814   16,642      28,000  SH           SOLE                 X
S & P 500 INDX PUT OPT 1250.0000
  07192008                         PUT OPTION   78464A950    4,970       3,550  SH  PUT      SOLE                 X
S & P 500 INDX PUT OPT 1275.0000
  07192008                         PUT OPTION   78464A950   13,500       6,000  SH  PUT      SOLE                 X
S & P 500 INDX PUT OPT 1300.0000
  07192008                         PUT OPTION   78464A950    3,363         950  SH  PUT      SOLE                 X
S & P 500 INDX PUT OPT 1325.0000
  07192008                         PUT OPTION   78464A950   23,092       4,600  SH  PUT      SOLE                 X
ALPHA NATURAL CALL OPT 80.0000
  12202008                         CALL OPTION  02076X902   40,970      12,415  SH  CALL     SOLE                 X
ARCELORMITTAL CALL OPT 90.0000
  09202008                         CALL OPTION  03938L904    5,377       4,013  SH  CALL     SOLE                 X
CLEAR CHANNEL CALL OPT 30.0000
  07192008                         CALL OPTION  184502902    1,590       3,000  SH  CALL     SOLE                 X
CSX CORP CALL OPT 60.0000 01172009 CALL OPTION  126408903   11,025      10,500  SH  CALL     SOLE                 X
DISH NETWORK CALL OPT 30.00
  09202008                         CALL OPTION  25470M909    2,365      11,000  SH  CALL     SOLE                 X
DISH NETWORK CALL OPT 32.50
  09202008                         CALL OPTION  25470M909    1,260       9,000  SH  CALL     SOLE                 X
EXELON CORP CALL OPT 85.0000
  07192008                         CALL OPTION  30161N901      762       1,300  SH  CALL     SOLE                 X
EXELON CORP CALL OPT 90.0000
  07192008                         CALL OPTION  30161N901      360       1,500  SH  CALL     SOLE                 X
FIN SLCT SPDR CALL OPT 25.0000
  07192008                         CALL OPTION  81369Y900      150      50,000  SH  CALL     SOLE                 X
FREEPORT-MCMORAN CALL OPT 125.000
  07192008                         CALL OPTION  35671D907      284       1,000  SH  CALL     SOLE                 X
HESS CORP CALL OPT 100.00 01162010 CALL OPTION  42809H907   27,251       5,950  SH  CALL     SOLE                 X
HOME DEPOT INC CALL OPT 30.0000
  01172009                         CALL OPTION  437076902    2,723      41,897  SH  CALL     SOLE                 X
MACY'S INC CALL OPT 20.0000
  08162008                         CALL OPTION  55616P904    3,369      24,500  SH  CALL     SOLE                 X
MARTIN MARIETTA CALL OPT 110.000
  01172009                         CALL OPTION  573284906    8,950       9,227  SH  CALL     SOLE                 X
MARTIN MARIETTA CALL OPT 130.0000
  01172009                         CALL OPTION  573284906    1,700       4,000  SH  CALL     SOLE                 X
MOSAIC CALL OPT 125.0000 12202008  CALL OPTION  61945A907   20,930       5,750  SH  CALL     SOLE                 X
NII HOLDINGS CALL OPT 40.0000
  01162010                         CALL OPTION  62913F901   24,300      15,000  SH  CALL     SOLE                 X
PETROHAWK CORP CALL OPT 35.00
  07192008                         CALL OPTION  716495906      863         750  SH  CALL     SOLE                 X
RESEARCH IN MOTION CALL OPT 100.0
  09202008                         CALL OPTION  760975902    7,918       3,700  SH  CALL     SOLE                 X
SLM CORP CALL OPT 20.0000
  07192008                         CALL OPTION  78442P906    4,125      33,000  SH  CALL     SOLE                 X
UNION PACIFIC CALL OPT 55.0000
  01172009                         CALL OPTION  907818908   33,226      14,800  SH  CALL     SOLE                 X
UNION PACIFIC CORP CALL OPT 60.00
  11222008                         CALL OPTION  907818908   12,620       7,150  SH  CALL     SOLE                 X
VULCAN MATERIALS CLL OPT 100.0000
  01172009                         CALL OPTION  929160909      940      15,661  SH  CALL     SOLE                 X
VULCAN MATERIALS CLL OPT 80.0000
  01172009                         CALL OPTION  929160909      538       2,500  SH  CALL     SOLE                 X
AMERICAN EXPRESS PUT OPT 40.0000
  07192008                         PUT OPTION   025816959      560       1,750  SH  PUT      SOLE                 X
AMERICAN EXPRESS PUT OPT 42.5000
  07192008                         PUT OPTION   025816959      511       1,000  SH  PUT      SOLE                 X
ARKANSAS BEST CORP PUT OPT 35.00
  07192008                         PUT OPTION   040790957      345       3,000  SH  PUT      SOLE                 X
BB&T CORP PUT OPT 25.00 07192008   PUT OPTION   054937957    5,270      15,500  SH  PUT      SOLE                 X
ENERGY SELECT SPDR PUT OPT 85.00
  07192008                         PUT OPTION   29364G903      575       5,000  SH  PUT      SOLE                 X
HSBC HOLDINGS ADR PUT OPT 80.00
  07192008                         PUT OPTION   404280956      600       1,500  SH  PUT      SOLE                 X
HSBC HOLDINGS ADR PUT OPT 80.00
  08162008                         PUT OPTION   404280956    9,488      17,250  SH  PUT      SOLE                 X
INTL GAME TECH PUT OPT 30.0000
  07192008                         PUT OPTION   459902952    4,500      10,000  SH  PUT      SOLE                 X
PEPSI BOTTLNG GROUP PUT OPT 30.00
  07192008                         PUT OPTION   713409950    7,622      28,762  SH  PUT      SOLE                 X
WASHINGTON MUTUAL PUT OPT 6.0000
  01172009                         PUT OPTION   939322953    1,055       5,000  SH  PUT      SOLE                 X
WASHINGTON MUTUAL PUT OPT 7.5000
  01172009                         PUT OPTION   939322953    5,280      16,500  SH  PUT      SOLE                 X
YRC WORLDWIDE PUT OPT 15.0000
  07192008                         PUT OPTION   984249952      324       3,000  SH  PUT      SOLE                 X
YRC WORLDWIDE PUT OPT 17.5000
  07192008                         PUT OPTION   984249952      216         750  SH  PUT      SOLE                 X
MIRANT CORP @ 20.54 1/3/11         WARRANTS     60467R126      239      12,480  SH           SOLE                 X
MIRANT CORP WRT @ 21.87 1/3/11     WARRANTS     60467R118    2,214     122,372  SH           SOLE                 X
SUN AMERICAN BANCORP WTS 10.00
  07212010                         WARRANTS     86664A111       19     650,050  SH           SOLE                 X